SHARE-BASED COMPENSATION - Schedule of Non-vested RSU Activities (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024 shares
Time-based Units
SHARE-BASED COMPENSATION
Number of shares granted	4,998,958
Performance Stock Unit
SHARE-BASED COMPENSATION
Number of shares granted	3,818,000
Performance-based Units
SHARE-BASED COMPENSATION
Number of shares granted	954,500
Market-based Units
SHARE-BASED COMPENSATION
Number of shares granted	2,863,500
Numbers of shares, Outstanding	2,863,500